Marketable Equity Securities - Schedule of Marketable Equity Securities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Marketable Securities [Abstract]
Cost	$ 4,803,878	$ 4,977,798
Unrealized gains	2,477,310	2,300
Total	$ 7,281,188	$ 4,980,098